Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Additional Information (Detail) $ in Millions, $ in Billions			12 Months Ended
	Jun. 01, 2020 USD ($)	Jun. 01, 2020 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	[1]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Sale of Subsidiary company			$ 7		$ 133
Disposal of net Asset			11	$ 210
Derecognisition of net asset			(33)	(9,665)
Effect of movements in foreign exchange			$ (2)	$ (484)
Gain on disposal of asset	$ 1,919
Australia [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Disposal of net Asset	10,800
Derecognisition of net asset	(8,500)
Effect of movements in foreign exchange	(400)
Gain on disposal of asset	$ 1,900
Asahi [Member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Sale of Subsidiary company		$ 16.0

[1]	The consolidated statement of cash flows for 2019 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.